Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of earnings per share

	2020
					Net of tax
				Non-	and non-	Basic		Diluted
		Before		controlling	controlling	earnings		earnings
		tax	Tax	interests	interests	per share		per share
		$m	$m	$m	$m	cents		cents
	Note	B1.1	B3
Profit for the year		2,148	37	(67)	2,118	81.6	¢	81.6	¢
Short-term fluctuations in investment returns on shareholder-backed business		4,841	(987)	(75)	3,779	145.5	¢	145.5	¢
Amortisation of acquisition accounting adjustments		39	(7)	(2)	30	1.1	¢	1.1	¢
(Gain) loss attaching to corporate transactions	D1.1	(1,521)	157	(4)	(1,368)	(52.7)	¢	(52.7)	¢
Adjusted operating profit		5,507	(800)	(148)	4,559	175.5	¢	175.5	¢

	2019
					Net of tax
				Non-	and non-	Basic		Diluted
		Before		controlling	controlling	earnings		earnings
		tax	Tax	interests	interests	per share		per share
		$m	$m	$m	$m	cents		cents
	Note	B1.1	B3
Profit for the year		—	—	—	783	30.3	¢	30.3	¢
Loss for the year from discontinued operations		—	—	—	1,161	44.8	¢	44.8	¢
Profit for the year from continuing operations		1,922	31	(9)	1,944	75.1	¢	75.1	¢
Short-term fluctuations in investment returns on shareholder-backed business		3,203	(772)	—	2,431	94.0	¢	94.0	¢
Amortisation of acquisition accounting adjustments		43	(8)	—	35	1.3	¢	1.3	¢
Loss attaching to corporate transactions	D1.1	142	(24)	—	118	4.6	¢	4.6	¢
Adjusted operating profit from continuing operations		5,310	(773)	(9)	4,528	175.0	¢	175.0	¢

	2018
					Net of tax
				Non-	and non-	Basic		Diluted
		Before		controlling	controlling	earnings		earnings
		tax	Tax	interests	interests	per share		per share
		$m	$m	$m	$m	cents		cents
	Note	B1.1	B3
Profit for the year		—	—	—	4,019	156.0	¢	156.0	¢
Profit for the year from discontinued operations		—	—	—	(1,142)	(44.3)	¢	(44.3)	¢
Profit for the year from continuing operations		3,450	(569)	(4)	2,877	111.7	¢	111.7	¢
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	791	(70)	—	721	28.0	¢	28.0	¢
Amortisation of acquisition accounting adjustments		61	(11)	—	50	1.9	¢	1.9	¢
Loss attaching to corporate transactions	D1.1	107	(16)	—	91	3.6	¢	3.5	¢
Adjusted operating profit from continuing operations		4,409	(666)	(4)	3,739	145.2	¢	145.1	¢

Summary of weighted average number of shares for calculating earnings per share

Number of shares (in millions)	2020	2019	2018
Weighted average number of shares for calculation of basic earnings per share	2,597	2,587	2,575
Shares under option at end of year	2	4	5
Shares that would have been issued at fair value on assumed option price at end of year	(2)	(4)	(4)
Weighted average number of shares for calculation of diluted earnings per share	2,597	2,587	2,576